Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes
18. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2020 (year ended December 31, 2019 – 27%) as follows:

	Years ended December 31,
	2020	2019
Income (loss) from continuing operations before income taxes	$(5,928)	$2,148
Expected income tax expense (recovery)	(1,601)	580
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	244	264
Other permanent differences	3,819	15
Withholding taxes and other foreign taxes	804	1,017
Change in enacted tax rates	(189)	34
Foreign tax rate differences, foreign exchange and other adjustments	(1,177)	271
Non-taxable income from equity investment	(6,418)	(6,416)
Change in valuation allowance	5,949	6,195
Income tax expense (recovery)	$1,431	$1,960
18. Income taxes (continued):

(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2019
Deferred income tax assets:
Net loss carry forwards	$218,323	$211,738
Intangible assets	4,629	4,008
Property, plant and equipment	17,155	15,518
Warranty liability	4,752	3,342
Foreign tax credits	620	620
Inventory	1,631	2,306
Research and development	6,316	6,107
Other	10,592	13,618
Total gross deferred income tax assets	264,018	257,257
Valuation allowance	(261,878)	(255,328)
Total deferred income tax assets	$2,140	$1,929
Deferred income tax liabilities:
Intangible assets	$(430)	$(1,756)
Property, plant and equipment	(22)	(61)
Other	(2,798)	(2,628)
Total deferred income tax liabilities	$(3,250)	$(4,445)
Total net deferred income tax liabilities	$(1,110)	$(2,516)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

The deferred income tax assets have been reduced by the uncertain tax position presented in note 18(f).
18. Income taxes (continued):

(c)    The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2020
Italy	$5,244	$2,007	$(1,146)	$861
United States	21,400	(274)	—	(274)
Canada	(31,429)	80	—	80
Other	(1,143)	625	139	764
	$(5,928)	$2,438	$(1,007)	$1,431
Year ended December 31, 2019
Italy	$26,645	$2,260	$(1,647)	$613
United States	16,174	13	—	13
Canada	(28,160)	—	—	—
Other	(12,511)	1,334	—	1,334
	$2,148	$3,607	$(1,647)	$1,960
18. Income taxes (continued):

(d)    The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2021	2022	2023	2024 and later	Total
Canada	$—	$—	$—	$599,723	$599,723
Italy	—	—	—	395	395
United States	—	—	—	105,592	105,592
Sweden	—	—	—	14,672	14,672
Other	3,645	3,858	1,614	10,160	19,277
Total	$3,645	$3,858	$1,614	$730,542	$739,659

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2020, the total amount of the Company’s uncertain tax benefits was $3,852 (year ended December 31, 2019 - $3,652). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2017 to 2020 taxation years remain open to examination by the Internal Revenue Service and the 2015 to 2020 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.